Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Disclosure [Line Items]
Fair value of securities at the time of contribution	¥ 30,473
Multiemployer pension plan contribution	4,165	¥ 3,482	¥ 3,864
Multiemployer plans collective bargaining arrangements, percentage of contribution		96.00%
Defined contribution pension plans, cost recognized	18,979	¥ 17,603	¥ 17,277
Foreign Plans
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2018	¥ 22,303
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	40.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	35.00%
Japanese Plans
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2018	¥ 14,447
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Japanese Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%